RULE 497(e)
                                                       Registration No. 2-96546
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

California Daily Tax Free Income Fund, Inc.         New York Daily Tax Free Income Fund, Inc.
Connecticut Daily Tax Free Income Fund, Inc.        North Carolina Daily Municipal Income Fund, Inc.
Daily Tax Free Income Fund, Inc.                    Pennsylvania Daily Municipal Income Fund
Florida Daily Municipal Income Fund                 Short Term Income Fund, Inc.
Georgia Daily Municipal Income Fund, Inc.           Tax Exempt Proceeds Fund, Inc.
Michigan Daily Tax Free Income Fund, Inc.           Virginia Daily Municipal Income Fund, Inc.
New Jersey Daily Municipal Income Fund, Inc.

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(collectively the "Funds" and individually the "Fund")

                                            600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220

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                         SUPPLEMENT DATED JUNE 30, 2000

        TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL
                  INFORMATION OF EACH OF THE FUNDS LISTED ABOVE


        Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and will continue to use the holding company structure. Nvest affiliates, including Reich & Tang Asset Management, L.P. ("RTAM") will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Funds or the investment management activities of RTAM.

        RTAM serves as investment adviser of the above-named funds.

        Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Funds' investment advisory agreements with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of new agreements, which will be substantially identical to the existing agreements, from the Funds' Board of Directors/Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                                                                    RULE 497(e)
                                                       Registration No. 2-96546
================================================================================


                                 [logo omitted]
                               CHASE VISTA FUNDS


Connecticut Daily Tax Free Income Fund, Inc.
New Jersey Daily Municipal Income Fund, Inc.
Chase Vista Select Class of Shares
Distributed through Vista Fund Distributors, Inc.

(collectively the "Funds" and individually the "Fund")

                                            600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220

================================================================================

                         SUPPLEMENT DATED JUNE 30, 2000

        TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL
                  INFORMATION OF EACH OF THE FUNDS LISTED ABOVE


        Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and will continue to use the holding company structure. Nvest affiliates, including Reich & Tang Asset Management, L.P. ("RTAM") will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Funds or the investment management activities of RTAM.

        RTAM serves as investment adviser of the above-named funds.

        Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Funds' investment advisory agreements with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of new agreements, which will be substantially identical to the existing agreements, from the Funds' Board of Directors/Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.